Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, net [Abstract]
Property and Equipment, net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Property and Equipment	Accumulated Depreciation	Net Book Value
Balance, December 31, 2019	$1,566	$(573)	$993
- Additions in equipment	224	-	224
- Depreciation	-	(82)	(82)
Balance, December 31, 2020	$1,790	$(655)	$1,135
- Additions in equipment	8	-	8
- Land sale	(878)	-	(878)
- Depreciation	-	(114)	(114)
Balance, December 31, 2021	$920	$(769)	$151